Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	5,421,715
Number of Shares, Granted	3,433,360
Number of Shares, Expired	(50,971)
Number of Shares, Canceled or Forfeited	(698,883)
Number of Shares, Outstanding ending balance	8,105,221	5,421,715
Number of Shares, Exercisable as of March 31, 2022	1,531,451
Number of Shares, Vested and expected to vest as of March 31, 2022	8,105,221
Weighted Average Exercise Price, Outstanding beginning balance	$ 9.23
Weighted Average Exercise Price, Granted	1.20
Weighted Average Exercise Price, Expired	14.58
Weighted Average Exercise Price, Canceled or Forfeited	9.65
Weighted Average Exercise Price, Outstanding ending balance	5.77	$ 9.23
Weighted Average Exercise Price, Exercisable as of March 31, 2022	13.02
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2022	$ 5.77
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 9 months 14 days	8 years 4 months 13 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of March 31, 2022	8 years 9 months 14 days
Aggregate Intrinsic Value, Outstanding	$ 5
Aggregate Intrinsic Value, Vested and expected to vest as of March 31, 2022	$ 5